Loans and Borrowings	12 Months Ended
Mar. 31, 2024
Financial instruments [Abstract]
Loans and Borrowings	Marketable Securities

Accounting Policy

Marketable securities are initially measured at fair value and are subsequently measured at fair value through profit or loss (“FVTPL”) or are designated at fair value through other comprehensive income (loss) (“FVTOCI”), at the election of the Company. The designation of FVTOCI is made on an instrument by instrument basis and if elected, subsequent changes in fair value are recognized in other comprehensive (loss) income and not through profit or loss on disposition.

As at March 31, 2024, the Company held the following marketable securities:

Financial asset hierarchy level	Level 1	Level 1	Level 1
	Radient	CTT Pharmaceutical Holdings	High Tide	Total
Subsequent remeasurement policy	FVTOCI	FVTOCI	FVTPL
	Note 6(a)		Note 6(b)
	$	$	$	$
Balance, June 30, 2022	1,128	203	—	1,331
Disposals	—	(126)	—	(126)
Realized loss on changes in fair value	—	(77)	—	(77)
Unrealized loss on changes in fair value	(1,128)	—	—	(1,128)
Balance, March 31, 2023	—	—	—	—
Additions	—	—	5,025	5,025
Disposals	—	—	(2,179)	(2,179)
Unrealized gain on changes in fair value	—	—	1,190	1,190
Balance, March 31, 2024	—	—	4,036	4,036

(a)    Radient Technologies Inc. (“Radient”)

Radient is a public company listed on the TSX Venture Exchange (“TSXV”) and is a commercial manufacturer of cannabis derivatives, formulations and products.

As of March 31, 2024, the Company held 37,643,431 shares in Radient (March 31, 2023 – 37,643,431) with a fair value of nil (March 31, 2023 – nil) resulting in an unrealized loss for the year ended March 31, 2024 of nil (nine months ended March 31, 2023 – $1.1 million).
(b)    High Tide Inc. (“High Tide”)

High Tide is an Alberta based, retail focused cannabis company and is publicly listed on the TSXV.

During the year ended March 31, 2024, the Company entered into a settlement agreement with High Tide to reduce the convertible debenture outstanding. The settlement included 2,491,496 High Tide common shares with an equivalent value of $5.0 million in High Tide common shares held in trust (Note 7). The Company sold 996,538 common shares for $2.2 million in net proceeds during the year.

The High Tide common shares are classified as marketable securities, initially measured at fair value with subsequent remeasurements of fair value recorded through profit and loss. Initially, due to trading restrictions and future release dates of the common shares received, the shares were designated as level 2 on the fair value hierarchy and measured using a Monte Carlo simulation model. As at March 31, 2024, with the trading restrictions satisfied, the fair value is determined based on observable inputs, namely the share price and is classified as level 1 on the fair value hierarchy.
Derivatives and Convertible Debentures

Accounting Policy

Derivatives and debentures are initially measured at fair value and are subsequently measured at FVTPL. If the transaction price does not equal to fair value at the point of initial recognition, management measures the fair value of each component of the investment and any unrealized gains or losses at inception are either recognized in profit or loss or deferred and recognized over the term of the investment, depending on whether the valuation inputs are based on observable market data. The resulting unrealized gain or loss at inception and subsequent changes in fair value are recognized in profit or loss for the period. Transaction costs, which are directly attributable to the acquisition of the investment, are expensed as incurred. Refer to Note 28 for significant judgments in determining the fair value of derivative financial instruments.

At March 31, 2024, the Company held the following derivative and convertible debentures:

Financial asset hierarchy level	Level 2	Level 3	Level 2	Level 3
Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”)	ACI	Investee-B	High Tide	Investee-C	Total
	Note 7(a)	Note 7(b)	Note 7(c)	Note 7(d)
Balance, June 30, 2022	1,418	13,961	8,442	2,462	26,283
Repayment	—	—	(748)	(2,490)	(3,238)
Unrealized loss on changes in fair value	(1,418)	—	(580)	—	(1,998)
Realized gain (loss) on changes in fair value	—	(14,506)	—	28	(14,478)
Foreign exchange	—	680	—	—	680
Balance, March 31, 2023	—	135	7,114	—	7,249
Repayment	—	(135)	(7,916)	—	(8,051)
Adjustments	—	—	100	—	100
Unrealized gain on changes in fair value	—	—	1,462	—	1,462
Balance, March 31, 2024	—	—	760	—	760
(a)    Australis Capital Inc. (“ACI”)

ACI is a public company that is focused on investments and acquisitions in the cannabis space and more specifically, investment in the growing U.S. cannabis market. ACI was previously wholly-owned by Aurora and was spun-out to Aurora shareholders on September 19, 2018. As at March 31, 2024, the Company holds the following restricted back-in right warrants:

(a)22,628,751 warrants exercisable at $0.20 per share expiring September 19, 2028; and
(b)The number of warrants equal to 20% of the number of common shares issued and outstanding in ACI as of the date of exercise. The warrants are exercisable at the five-day volume weighted average trading price (“VWAP”) of ACI’s shares and have an expiration date of September 19, 2028.

Aurora is restricted from exercising the back-in right warrants unless all of ACI’s business operations in the U.S. are permitted under applicable U.S. federal and state laws and Aurora has received consent of the TSX and any other stock exchange on which Aurora may be listed, as required. As of March 31, 2024, the warrants remain un-exercisable.

As of March 31, 2024, the warrants had a fair value of nil (March 31, 2023 – nil). As a result, the Company recognized nil unrealized loss on the fair value during the year ended March 31, 2024 (nine months ended March 31, 2023 – $1.4 million).
(b)    Investee-B

Investee-B is a private Canadian company that cultivates, manufactures, and distributes medical cannabis products in Jamaica. As of March 31, 2024, the Company holds a $13.5 million (U.S.$10.0 million) (March 31, 2023 – $13.5 million (U.S.$10.0 million)) convertible debenture in Investee-B that bears interest at 1.5% per annum, payable in cash or common shares equal to the fair value of shares at the time of issuance. The debentures are convertible into common shares of Investee-B at U.S.$4.9585 at Aurora’s option until July 2, 2023. As part of the arrangement, Aurora has the right to: (i) participate in any future equity offerings of Investee-B to enable Aurora to maintain its percentage ownership interest, and (ii) to nominate a director to Investee-B’s Board of Directors as long as the Company owns at least a 10% interest.

During the nine months ended March 31, 2023, in anticipation of a payment default, the Company renegotiated the payment terms of the convertible debenture agreement, which included forgiveness of $6.75 million (U.S.$5.0 million) and an extension to repay the remaining $6.75 million (U.S.$5.0 million) to June 30, 2025. Additionally, the conversion feature was removed. In consideration for the amendments, the Company received $0.3 million (U.S.$0.2 million) during the year ended March 31, 2024. As a result of these amendments, the Company determined there was a significant increase in credit risk and recognized credit losses equal to its fair value of $14.4 million (U.S.$10.6 million), including accrued interest in other expenses (income) on the consolidated statements of loss and comprehensive loss.

As of March 31, 2024, the convertible debenture had a fair value of nil (March 31, 2023 – nil). The Company recognized unrealized loss of nil during the year ended March 31, 2024 (nine months ended March 31, 2023 – nil).

(c) High Tide Inc. (“High Tide”)

On July 23, 2020, the Company entered into an amended restated secured convertible debenture (the “July 2020 Debenture”) agreement in the amount of $10.0 million. Under the terms of the amendment, the July 2020 Debenture is secured against the assets and properties of High Tide, bears no interest, is convertible into common shares of High Tide at $0.425 per share at the option of the Company at any time, and matures on January 1, 2025. The Company entered into a debt restructuring agreement on July 23, 2020 whereby High Tide will pay a 0.5% royalty payment on all non-Aurora product revenue generated by High Tide beginning November 1, 2021, with an automatic increase of an additional 0.5% each subsequent year. Payments under the July 2020 Debentures can be offset against other obligations between Aurora and High Tide.

The conversion of the July 2020 Debenture was subject to Aurora holding no more than a 25% ownership interest in High Tide in accordance with the ownership restriction applicable to licensed producers under the Cannabis Retail Regulations in Ontario.

During the year ended March 31, 2024, the Company entered into a settlement agreement with High Tide to reduce the convertible debenture outstanding including interest of $10.8 million. The settlement included a cash payment of $2.8 million, set offs of $1.9 million arising from payables due from the Company to High Tide for certain agreed upon services and the equivalent value of $5.0 million in High Tide common shares held in trust (Note 6), to be released on certain future dates. As at March 31, 2024, the remaining July 2020 convertible debentures had a fair value of $0.8 million (March 31, 2023 – $7.1 million), resulting in an unrealized gain of $1.5 million for the year ended March 31, 2024 (March 31, 2023 – loss $1.5 million) net of $7.9 million in repayments (March 31, 2023 – $0.5 million). The remaining balance will be settled through the provision of services. The convertible debenture is classified as a derivative asset on the consolidated statements of financial position and is remeasured at fair value through profit and loss.

The fair value of the convertible debentures was estimated using the FINCAD model with the following assumptions: share price of $0.18 (March 31, 2023 – $0.12); credit spread of 12.17% (March 31, 2023 – 12.5%); dividend yield of 0% (March 31, 2023 – 0%); stock price volatility of 63.0% (March 31, 2023 – 69%) and an expected life of 0.76 years (March 31, 2023 – 1.76 years).

(d)    Investee-C

Investee-C is a privately held Licensed Producer, based in Ontario, focused on growing premium craft cannabis in Canada.

On May 19, 2021, the Company invested $2.5 million in a secured convertible debenture that matures on October 31, 2022. The debenture bears interest at 8% per annum on the outstanding principal with the first interest payable quarterly in arrears beginning September 30, 2021. The debenture is convertible into common shares of Investee-C at a 15% discount to, the first to occur of: (i) the consideration received by a holder of Investee-C common shares pursuant to a change of control, or (ii) the issuance price of Investee-C common shares pursuant to a public offering.

On October 31, 2022, the Company entered into a Termination Agreement, whereby Investee-C agreed to repay the remaining balance on the convertible debentures. The Company received net proceeds of $2.5 million, inclusive of accrued interest and net of amounts owed by the Company, in consideration for releasing the security.
Loans and Borrowings

Accounting Policy

Loans and Borrowings are initially recognized at fair value, net of transaction costs incurred. Loans are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method. Loans are derecognized from the Consolidated Statement of Financial Position when the obligation specified in the contract is discharged, cancelled, or expired. The difference between the carrying amount of a financial liability that has been extinguished or transferred to another party and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognized in profit or loss as finance costs. Loans are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period

On August 25, 2022, through the acquisition of a controlling interest of 50.1% in Bevo, the Company acquired the term loans under Bevo credit facility (the “Credit Agreement”).

The changes in the carrying value of current and non-current credit facilities are as follows:

Credit facilities
Balance, June 30, 2022	—
Acquired through business combination	39,697
Drawings	7,242
Interest accretion	343
Principal repayments	(1,548)
Balance, March 31, 2023	45,734
Drawings	14,544
Interest accretion	23
Principal repayments	(3,042)
Balance, March 31, 2024	57,259
Current portion	(52,361)
Long-term portion	4,898
During the year ended March 31, 2024, the original Credit Agreement was amended (“Amended Credit Agreement”) to reduce the amounts available to be drawn from the Term Loan by $1.5 million to $36.6 million and increase the amounts available to be drawn from the Revolver by $6.0 million to $18.0 million.
Credit Facility 1

Credit Facility 1 represents the three tranches of advances which are now consolidated and have been fully drawn upon. During the year ended March 31, 2024, total interest expense of $2.5 million (nine months ended March 31, 2023 – $1.5 million) was recognized as finance and other costs in the consolidated statements of loss and comprehensive loss. As at March 31, 2024, the total term loan balance outstanding is $35.5 million (March 31, 2023 – $38.2 million), including accrued interest of $0.8 million (March 31, 2023 – $0.8 million). As at March 31, 2024, the borrowing rate was 7.20%. The Company makes quarterly principal payments of $0.5 million. Any remaining principal balance will be due at maturity on January 21, 2025.
Credit Facility 2
On October 20, 2023, the Company entered into another amendment to the Credit Agreement to include an additional term loan (“Term Facility 2”) with multiple advances for up to $16.0 million and a maturity date of October 20, 2026, specifically to fund capital expansion. The transaction costs related to the amendments were nominal. As at March 31, 2024, the total amount drawn from Term Facility 2 was $2.8 million with a borrowing rate of 8.4%.
Revolver

The Revolver provides available aggregate borrowings of up to $18.0 million. Interest payments are based on prime plus a margin that ranges between 0.25% and 1.75%. During the year ended March 31, 2024, total interest expense of $0.9 million (nine months ended March 31, 2023 – $0.2 million). As at March 31, 2024, $16.8 million (March 31, 2023 – $7.5 million) was drawn from the revolver loan.
Creditor Agreement

During the year ended March 31, 2024, the Company entered into an unsecured Pari Passu Creditor Agreement (“Creditor Agreement”) with Bevo, in which participating shareholders of Bevo provided funds pursuant to the Creditor Agreement. The Creditor Agreement was for a total loan of $5.0 million and bears interest at a rate of 14.0% per annum. As at March 31, 2024, $4.8 million of the funds pursuant to the Credit Agreement were received. The principal and accrued interest are due on May 31, 2025. The Company advanced funds of $2.5 million, which is eliminated upon consolidation (Note 24), as is any related accrued interest.

During the year ended March 31, 2024, the Company recognized a total interest expense, excluding imputed interest of $3.5 million (nine months ended March 31, 2023 – $1.5 million) recognized in finance and other costs on the consolidated statements of loss and comprehensive loss, in relation to its loans and borrowings.

On December 29, 2023, Bevo entered into a Third Supplemental Credit Agreement which provided a waiver for the breach in financial covenants as at June 30, 2023 and September 30, 2023 and amended the financial covenants taking into account Bevo revised forecasts. Based on the forecasts and the amendments to the covenants, the Company expects to be in compliance with the financial covenants for the next 15 months. As at March 31, 2024, Bevo was in compliance with all covenants relating to the Credit Agreement.

Total undiscounted loans and borrowings principal repayments as at March 31, 2024 are as follows:

$
Next 12 months	52,361
Over 1 year to 3 years	4,898
Total long-term debt repayments	57,259